PROPERTY AND EQUIPMENT, NET (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 2,500	¥ 393,200	¥ 387,100	¥ 371,200